CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net loss	$ (1,225.7)	$ (108.0)
Other comprehensive income
Unrealized loss on mark-to-market of diesel swap contracts	0.0	(0.4)
Reclassification of realized loss on settlement of diesel swap contracts	0.0	0.3
Gain (loss) on revaluation of gold stream obligation	66.6	(7.6)
Deferred income tax related to derivative contracts and gold stream obligation	(21.6)	1.8
Total other comprehensive income (loss)	45.0	(5.9)
Total comprehensive loss	$ (1,180.7)	$ (113.9)